Schedule of Investments (unaudited) November 30, 2020	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

New York — 135.0%

Corporate — 4.7%
Build NYC Resource Corp., Refunding RB, AMT, 5.00%, 01/01/35(a)	$140	$151,371
New York Liberty Development Corp., Refunding RB, 5.25%, 10/01/35	1,475	2,120,091
New York State Environmental Facilities Corp., RB, 2.75%, 09/01/50(b)	250	253,900
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	100	116,710
AMT, 5.00%, 10/01/40	245	282,490
Niagara Area Development Corp., Refunding RB, Series A,
AMT, 4.75%, 11/01/42(a)	740	749,294

		3,673,856

County/City/Special District/School District — 34.8%
City of New York New York, Refunding GO, Series E, 5.50%, 08/01/25	365	412,804
City of New York, GO, Sub-Series D-1, 5.00%, 08/01/31	690	768,957
City of New York, Refunding GO, Series E, 5.00%, 08/01/30	500	547,140
City of Syracuse New York, GO, Series A, AMT, (AGM), 4.75%, 11/01/31	500	514,240
County of Nassau New York, GO, Series B, (AGM), 5.00%, 07/01/45	500	610,545
Haverstraw-Stony Point Central School District, GO, (AGM), 5.00%, 10/15/36	120	134,856
Hudson Yards Infrastructure Corp., RB 5.75%, 02/15/21(c)	960	970,800
5.75%, 02/15/47	590	596,183
Metropolitan Transportation Authority, Refunding RB
Sub-Series B-1, 5.00%, 11/15/31	750	837,772
Sub-Series B-2, 4.00%, 11/15/34	500	563,370
New York City Industrial Development Agency, RB
(AGC), 0.00%, 03/01/35(d)	500	349,230
(AMBAC), 5.00%, 01/01/39	500	500,730
(AGC), 6.38%, 01/01/39	100	100,420
(AGC), 0.00%, 03/01/42(d)	1,750	933,205
(AGC), 0.00%, 03/01/45(d)	500	235,575
(AMBAC), 5.00%, 01/01/46	400	400,520
New York City Industrial Development Agency, Refunding RB
4.00%, 03/01/45	1,275	1,455,247
(AGM), 4.00%, 03/01/45	75	85,929
Series A, AMT, 5.00%, 07/01/28	330	346,299
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series A-2, 5.00%, 08/01/38	195	239,245
Series D-1, 5.00%, 11/01/38	825	857,274
Sub-Series A-3, 4.00%, 08/01/43	465	525,641
Sub-Series B-1, 5.00%, 11/01/36	340	387,549
Sub-Series E-1, 5.00%, 02/01/39	460	558,675
Sub-Series E-1, 5.00%, 02/01/43	1,030	1,241,397
Series C-3, Subordinate, 5.00%, 05/01/41	1,315	1,623,538
New York Convention Center Development Corp., RB, CAB, Series B, Sub Lien, (AGM-CR), 0.00%, 11/15/55(d)	1,000	308,860
New York Convention Center Development Corp., Refunding RB
5.00%, 11/15/40	1,445	1,628,110

Security	Par (000)	Value

County/City/Special District/School District (continued)
New York Convention Center Development Corp., Refunding RB (continued)
5.00%, 11/15/45	$2,340	$2,595,715
New York Liberty Development Corp., Refunding RB 5.00%, 11/15/31	1,000	1,041,980
5.00%, 11/15/44	1,250	1,298,525
5.75%, 11/15/51	670	702,133
Class 2, 5.00%, 09/15/43	1,000	1,049,400
Class 3, 5.00%, 03/15/44	690	722,920
Series 1, Class 1, 5.00%, 11/15/44(a)	980	1,018,867
Series 2, Class 2, 5.38%, 11/15/40(a)	200	213,788
New York State Dormitory Authority, RB, Series A, 5.00%, 07/01/21(c)	670	688,539

		27,065,978

Education — 17.5%
Amherst Development Corp., Refunding RB 5.00%, 10/01/43	155	167,092
5.00%, 10/01/48	120	127,974
Buffalo & Erie County Industrial Land Development Corp., Refunding RB
5.38%, 04/01/21(c)	280	284,766
Series A, 5.00%, 06/01/35	100	111,113
Build NYC Resource Corp. RB(a)
5.75%, 02/01/49	255	270,593
Series A, 5.50%, 05/01/48	270	288,924
Build NYC Resource Corp., Refunding RB, Series A, 5.00%, 06/01/38	250	285,477
County of Cattaraugus New York, RB, 5.00%, 05/01/39	125	133,921
Dutchess County Local Development Corp., RB
5.00%, 07/01/43	95	113,528
5.00%, 07/01/48	145	171,570
Dutchess County Local Development Corp., Refunding RB
5.00%, 07/01/42	165	199,553
4.00%, 07/01/46	310	347,197
Geneva Development Corp., RB, 5.25%, 09/01/23(c)	400	454,720
Hempstead Town Local Development Corp., Refunding RB
5.00%, 10/01/35	210	235,082
4.00%, 07/01/37	220	248,917
5.00%, 07/01/47	100	117,632
Monroe County Industrial Development Corp., RB, Series A, 5.00%, 07/01/21(c)	1,000	1,027,670
Monroe County Industrial Development Corp., Refunding RB, Series A, 5.00%, 07/01/23(c)	240	269,326
New York State Dormitory Authority, RB
(AGM), 5.75%, 05/01/21(c)	500	511,420
Series A, 5.50%, 07/01/21(c)	150	154,562
Series A, 5.25%, 01/01/34	1,200	1,309,080
New York State Dormitory Authority, Refunding RB
5.00%, 07/01/44	640	722,074
Series A, 5.00%, 07/01/22(c)	300	322,515
Series A, 5.25%, 07/01/23(c)	1,920	2,166,943
Series A, 5.25%, 07/01/29	200	205,820
Series A, 5.25%, 07/01/31	300	308,730
Series A, 5.00%, 07/01/35	685	788,640
Onondaga County Trust for Cultural Resources, Refunding RB, 5.00%, 05/01/40	265	290,631
St Lawrence County Industrial Development Agency, RB
6.00%, 09/01/34	150	154,975
5.38%, 09/01/41	650	667,368

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) November 30, 2020	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
Troy Capital Resource Corp., Refunding RB
4.00%, 08/01/35	$190	$205,865
4.00%, 09/01/40	270	303,626
Trust for Cultural Resources of The City of New York, Refunding RB, Series A, 5.00%, 07/01/37	440	507,245
Yonkers Economic Development Corp., RB, Series A, 5.00%, 10/15/54	100	109,525

		13,584,074

Health — 11.0%
Monroe County Industrial Development Corp., RB
4.00%, 12/01/41	200	219,766
5.00%, 12/01/46	320	371,187
Monroe County Industrial Development Corp., Refunding RB
4.00%, 12/01/38	120	135,139
(FHA INS), 5.50%, 08/15/40	1,425	1,440,376
4.00%, 12/01/46	115	128,212
Series A, 5.00%, 12/01/32	180	195,107
Series A, 5.00%, 12/01/37	250	269,695
New York State Dormitory Authority, Refunding RB
4.00%, 07/01/38	190	213,609
4.00%, 07/01/39	250	280,243
Series A, 5.00%, 05/01/21(c)	1,750	1,784,545
Series A, 5.00%, 05/01/43	860	974,707
Oneida County Local Development Corp., Refunding RB
(AGM), 3.00%, 12/01/44	565	596,267
(AGM), 4.00%, 12/01/49	300	337,731
Suffolk County Economic Development Corp., RB, Series C, 5.00%, 07/01/32	150	170,625
Westchester County Healthcare Corp., Refunding RB
Series A, Senior Lien, 5.00%, 11/01/21(c)	895	933,906
Series B, Senior Lien, 6.00%, 11/01/30	20	20,075
Westchester County Local Development Corp., Refunding RB, 5.00%, 01/01/34	500	519,225

		8,590,415

Housing — 6.4%
New York City Housing Development Corp., Series 2014-8SPR, Class F, 4.50%, 02/15/48	500	520,320
New York City Housing Development Corp., RB, M/F Housing
Series B-1, 5.25%, 07/01/32	915	1,020,490
Series B-1, 5.00%, 07/01/33	400	443,180
Series C-1A, 4.20%, 11/01/44	1,000	1,054,750
New York State Housing Finance Agency, RB, M/F Housing
Series E, (SONYMA FANNIE MAE), 4.15%, 11/01/47	660	719,889
Series P, 3.15%, 11/01/54	300	311,136
Series A, AMT, (SONYMA), 5.00%, 02/15/39	895	897,810
State of New York Mortgage Agency, Refunding RB, S/F Housing, Series 213, 4.20%, 10/01/43	25	27,934

		4,995,509

Other — 0.5%
New York City Industrial Development Agency, Refunding RB, Series A, AMT, 5.00%, 07/01/22	350	372,442

State — 15.2%
New York City Transitional Finance Authority Building Aid Revenue, RB, Sub-Series S-1B, (SAW), 4.00%, 07/15/42	500	584,125

Security	Par (000)	Value

State (continued)
New York City Transitional Finance Authority Building Aid Revenue, Refunding RB, Series S-3, Subordinate, (SAW), 4.00%, 07/15/38	$2,195	$2,551,402
New York State Dormitory Authority, RB
Series A, 5.00%, 03/15/36	545	662,611
Series A, 5.00%, 02/15/42	250	297,648
Series B, 5.00%, 03/15/37	1,070	1,129,513
Series B, 5.00%, 03/15/39	250	306,250
Series B, 5.00%, 03/15/42	1,000	1,052,510
Series C, 5.00%, 03/15/34	1,000	1,012,950
Series C, 4.00%, 03/15/45	555	622,211
New York State Dormitory Authority, Refunding RB
Series A, 5.25%, 03/15/39	1,015	1,284,726
Series E, 5.00%, 03/15/41	470	587,547
New York State Urban Development Corp., RB
Series A, 4.00%, 03/15/49	970	1,136,229
Series C, 5.00%, 03/15/30	500	551,305

		11,779,027

Tobacco — 3.8%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, 4.75%, 06/01/39	250	255,895
New York Counties Tobacco Trust IV, Refunding RB, Series A, 6.25%, 06/01/41(a)	400	402,020
New York Counties Tobacco Trust VI, Refunding RB
Series A-2-B, 5.00%, 06/01/51	600	624,012
Series C, 4.00%, 06/01/51	750	727,163
Niagara Tobacco Asset Securitization Corp., Refunding RB, 5.25%, 05/15/40	230	237,204
Westchester Tobacco Asset Securitization Corp., Refunding RB
Sub-Series C, 4.00%, 06/01/42	275	293,730
Sub-Series C, 5.13%, 06/01/51	355	389,559

		2,929,583

Transportation — 26.1%
Buffalo & Fort Erie Public Bridge Authority, RB, 5.00%, 01/01/47	215	248,854
Hudson Yards Infrastructure Corp., Refunding RB
Series A, 5.00%, 02/15/39	475	565,563
Series A, 5.00%, 02/15/42	565	670,452
Metropolitan Transportation Authority, RB
Series A-1, 5.25%, 11/15/23(c)	270	309,733
Series E, 5.00%, 11/15/38	1,000	1,055,540
Metropolitan Transportation Authority, Refunding RB
Series A-1, 5.25%, 11/15/57	250	279,242
Series B, 5.00%, 11/15/37	500	550,450
Series F, 5.00%, 11/15/30	1,500	1,568,100
Sub-Series C-1, 5.00%, 11/15/34	840	925,067
MTA Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	1,120	1,224,608
New York Liberty Development Corp., ARB, 5.25%, 12/15/43	500	521,590
New York State Thruway Authority, Refunding RB
Series I, 5.00%, 01/01/22(c)	2,560	2,691,528
Series J, 5.00%, 01/01/41	500	557,625
Series B, Subordinate, 4.00%, 01/01/45	1,300	1,491,529
New York Transportation Development Corp. Refunding RB, AMT, 4.00%, 12/01/40(e)	145	161,835
New York Transportation Development Corp., ARB
Series A, AMT, (AGM-CR), 4.00%, 07/01/41	300	316,956
Series A, AMT, 5.00%, 07/01/46	375	408,101

2

Schedule of Investments (unaudited) (continued) November 30, 2020	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
New York Transportation Development Corp., ARB (continued)
Series A, AMT, 5.25%, 01/01/50	$2,270	$2,485,718
Port Authority of New York & New Jersey, ARB 6.00%, 12/01/42	1,000	1,003,370
Consolidated, 220th Series, AMT, 4.00%, 11/01/59	665	740,165
Port Authority of New York & New Jersey, Refunding ARB 178th Series, AMT, 5.00%, 12/01/43	430	475,021
Consolidated, 177th Series, AMT, 4.00%, 01/15/43	480	500,914
Triborough Bridge & Tunnel Authority, RB, Series B, 5.00%, 11/15/40	240	282,091
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.25%, 11/15/45	370	431,875
Series A, 5.00%, 11/15/50	500	573,025
Series B, 5.00%, 11/15/38	210	254,692

		20,293,644

Utilities — 15.0%
Long Island Power Authority, RB
(AGM), 0.00%, 06/01/28(d)	3,515	3,236,647
5.00%, 09/01/47	200	241,932
Series C, (AGC), 5.25%, 09/01/29	1,000	1,354,240
Long Island Power Authority, Refunding RB, Series B, 5.00%, 09/01/46	125	149,539
New York City Water & Sewer System, RB
Series DD, 5.25%, 06/15/47	245	301,512
Series DD-1, 4.00%, 06/15/50	600	710,352
New York City Water & Sewer System, Refunding RB, Series HH, 5.00%, 06/15/39	1,500	1,782,165
New York State Environmental Facilities Corp., RB, Series B, Subordinate, 5.00%, 06/15/48	370	462,629
New York State Environmental Facilities Corp., Refunding RB, Series B, 5.00%, 06/15/36	350	358,757
Utility Debt Securitization Authority, Refunding RB, Series TE, Restructured, 5.00%, 12/15/41	2,690	3,043,789

		11,641,562

Total Municipal Bonds in New York		104,926,090

Puerto Rico — 6.8%

State — 4.7%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	459	497,088
Series A-1, Restructured, 5.00%, 07/01/58	1,928	2,120,646
Series A-2, Restructured, 4.33%, 07/01/40	224	238,614
Series A-2, Restructured, 4.78%, 07/01/58	418	452,351
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(d)	1,210	362,080

		3,670,779

Tobacco — 0.5%
Children’s Trust Fund, Refunding RB, 5.63%, 05/15/43	400	403,664

Security	Par (000)	Value

Utilities — 1.6%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB
Series A, Senior Lien, 5.00%, 07/01/33	$615	$637,318
Series A, Senior Lien, 5.13%, 07/01/37	175	181,563
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB, Series A, Senior Lien, 6.00%, 07/01/38	410	411,361

		1,230,242

Total Municipal Bonds in Puerto Rico		5,304,685

Total Municipal Bonds — 141.8% (Cost: $100,800,320)		110,230,775

Municipal Bonds Transferred to Tender Option Bond Trusts(f)

New York — 29.5%

County/City/Special District/School District — 2.5%
City of New York, GO
Sub-Series I-1, 5.00%, 03/01/36	500	566,295
Sub-Series-D1, Series D, 5.00%, 12/01/43(g)	1,150	1,414,098

		1,980,393

Education — 0.7%
Trust for Cultural Resources of The City of New York, Refunding RB, Series A, 5.00%, 08/01/23(c)	510	574,665

Housing — 1.6%
New York City Housing Development Corp., Refunding RB, Series A, 4.25%, 11/01/43	1,130	1,262,334

State — 3.7%
New York State Dormitory Authority, RB, Series C, 5.00%, 03/15/41	1,000	1,012,280
New York State Urban Development Corp., RB, Series A, 4.00%, 03/15/47	1,003	1,145,970
Sales Tax Asset Receivable Corp., Refunding RB
Series A, 5.00%, 10/15/31	255	298,098
Series A, 4.00%, 10/15/32	350	394,713

		2,851,061

Transportation — 15.1%
New York Liberty Development Corp., ARB, 5.25%, 12/15/43	1,995	2,081,086
New York State Thruway Authority, Refunding RB, Subordinate, Series B, 4.00%, 01/01/53(g)	2,012	2,270,778
Port Authority of New York & New Jersey, ARB, AMT, Series 221, 4.00%, 07/15/60	824	924,411
Port Authority of New York & New Jersey, Refunding ARB 194th Series, 5.25%, 10/15/55	735	858,362
Consolidated, 169th Series, AMT, 5.00%, 10/15/26	1,000	1,037,640
Consolidated, Series 211, 5.00%, 09/01/48	960	1,168,618
Triborough Bridge & Tunnel Authority, RB, Series A, 4.00%, 11/15/54(g)	2,416	2,819,618
Triborough Bridge & Tunnel Authority, Refunding RB, Series A, 5.00%, 11/15/46	500	586,745

		11,747,258

Utilities — 5.9%
New York City Water & Sewer System, Refunding RB Series BB, 5.00%, 06/15/44	1,005	1,049,332

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) November 30, 2020	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities (continued)
New York City Water & Sewer System, Refunding RB (continued) Series HH, 5.00%, 06/15/32	$1,500	$1,537,740
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60	1,515	1,767,232
Utility Debt Securitization Authority, Refunding RB, Series B, 4.00%, 12/15/35	190	221,010

		4,575,314

Total Municipal Bonds in New York		22,991,025

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 29.5% (Cost: $21,659,391)		22,991,025

Total Long-Term Investments — 171.3% (Cost: $122,459,711)		133,221,800

	Shares

Short-Term Securities

Money Market Funds — 0.5%
BlackRock Liquidity Funds New York Money Fund Portfolio, 0.01%(h)(i)	386,290	386,290

Total Short-Term Securities — 0.5% (Cost: $386,290)		386,290

Total Investments — 171.8% (Cost: $122,846,001)		133,608,090

Other Assets Less Liabilities — 1.4%		1,023,337

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (16.2)%		(12,573,579)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (57.0)%		(44,309,998)

Net Assets Applicable to Common Shares — 100.0%		$77,747,850

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Zero-coupon bond.
(e)	When-issued security.
(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(g)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between December 1, 2026 to May 15, 2028, is $3,640,569.

(h)	Affiliate of the Trust.
(i)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds New York Money Fund Portfolio	$537,270	$—	$(150,870	)(a)	$(110)	$—	$386,290	386,290	$13	$—

(a)	Represents net amount purchased (sold).

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

4

Schedule of Investments (unaudited) (continued) November 30, 2020	BlackRock New York Municipal Income Trust II (BFY)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year US Treasury Notes	24	03/22/21	$3,316	$(3,227)
Long U.S. Treasury Bond	10	03/22/21	1,749	3,597

				$370

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Trust’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$110,230,775	$—	$110,230,775
Municipal Bonds Transferred to Tender Option Bond Trusts	—	22,991,025	—	22,991,025
Short-Term Securities
Money Market Funds	386,290	—	—	386,290

	$386,290	$133,221,800	$—	$133,608,090

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$3,597	$—	$—	$3,597
Liabilities
Interest Rate Contracts	(3,227)	—	—	(3,227)

	$370	$—	$—	$370

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

SCHEDULES OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) November 30, 2020	BlackRock New York Municipal Income Trust II (BFY)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(12,569,989)	$—	$(12,569,989)
VRDP Shares at Liquidation Value	—	(44,400,000)	—	(44,400,000)

	$—	$(56,969,989)	$—	$(56,969,989)

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

CAB	Capital Appreciation Bonds

CR	Custodian Receipt

FHA	Federal Housing Administration

GO	General Obligation Bonds

INS	Insured

M/F	Multi-Family

RB	Revenue Bond

S/F	Single-Family

SAW	State Aid Withholding

SONYMA	State of New York Mortgage Agency

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